Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Schedule of interest receivable

September 30,	2013	2012
	(In thousands)
Loans receivable	$41,043	$40,600
Mortgage-backed securities	6,428	5,187
Investment securities	1,747	1,070
	$49,218	$46,857